Item 1. Schedule of Investments:
--------------------------------

PUTNAM UTILITIES GROWTH AND INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Utilities Growth and Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (88.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
-----------------------------------------------------------------------------------------------------------
         43,000  Comcast Corp. Class A (Special) (NON)                                           $1,359,230

Conglomerates (0.7%)
-----------------------------------------------------------------------------------------------------------
         96,140  Vivendi Universal SA (France) (NON)                                              3,041,246
         16,988  Vivendi Universal SA 144A (France) (NON)                                           537,390
                                                                                              -------------
                                                                                                  3,578,636

Electric Utilities (52.1%)
-----------------------------------------------------------------------------------------------------------
        203,636  Alliant Energy Corp.                                                             5,599,990
        181,620  Ameren Corp.                                                                     9,102,794
        104,744  American Electric Power Co., Inc. (S)                                            3,692,226
        289,700  Aquila, Inc. (NON)                                                               1,071,890
        194,502  CMS Energy Corp. (NON) (S)                                                       2,048,106
        129,451  Consolidated Edison, Inc. (S)                                                    5,679,015
        399,590  Dominion Resources, Inc. (S)                                                    27,723,554
        160,339  DTE Energy Co. (S)                                                               7,024,452
        633,189  Edison International                                                            20,559,647
         10,569  Electrabel SA (Belgium)                                                          4,656,164
        575,513  Electricidade de Portugal SA (Portugal)                                          1,695,279
        120,380  Energy East Corp.                                                                3,153,956
        438,979  Entergy Corp.                                                                   30,517,820
        628,252  Exelon Corp. (S)                                                                27,800,151
         95,631  FirstEnergy Corp.                                                                3,802,289
        253,007  FPL Group, Inc. (S)                                                             19,390,456
        107,267  Great Plains Energy, Inc. (S)                                                    3,251,263
         47,400  Hawaiian Electric Industries, Inc. (S)                                           1,379,814
         55,227  Iberdrola SA (Spain)                                                             1,367,675
        136,733  Northeast Utilities                                                              2,556,907
         15,247  NSTAR                                                                              858,101
        910,404  PG&E Corp. (NON)                                                                31,864,140
        192,276  Pinnacle West Capital Corp.                                                      8,017,909
        210,203  PPL Corp.                                                                       11,350,962
        179,483  Progress Energy, Inc. (S)                                                        7,942,123
        132,701  Public Service Enterprise Group, Inc.
                 (S)                                                                              6,999,978
        106,758  Puget Energy, Inc.                                                               2,564,327
         85,053  SCANA Corp.                                                                      3,321,320
         47,180  Scottish Power PLC ADR (United Kingdom)                                          1,500,324
      1,557,944  Sierra Pacific Resources (NON) (S)                                              15,330,169
        223,811  Southern Co. (The) (S)                                                           7,558,097
        170,556  Teco Energy, Inc. (S)                                                            2,730,602
        188,000  Wisconsin Energy Corp.                                                           6,425,840
        219,353  XCEL Energy, Inc. (S)                                                            3,990,031
                                                                                              -------------
                                                                                                292,527,371

Natural Gas Utilities (4.8%)
-----------------------------------------------------------------------------------------------------------
         53,500  Atmos Energy Corp.                                                               1,481,950
         26,064  Energen Corp.                                                                    1,528,393
         93,867  Equitable Resources, Inc.                                                        5,354,174
        153,773  MDU Resources Group, Inc. (S)                                                    4,111,890
        189,419  NiSource, Inc. (S)                                                               4,337,695
         63,032  Questar Corp.                                                                    3,202,026
        188,884  Sempra Energy (S)                                                                7,030,262
                                                                                              -------------
                                                                                                 27,046,390

Power Producers (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,480  International Power PLC (United Kingdom)
                 (NON)                                                                            3,169,833

Regional Bells (6.2%)
-----------------------------------------------------------------------------------------------------------
        217,544  BellSouth Corp. (S)                                                              5,708,355
        432,711  SBC Communications, Inc. (S) (SEG)                                              10,281,213
        166,850  Telus Corp. (Canada)                                                             4,667,227
        397,644  Verizon Communications, Inc.                                                    14,152,150
                                                                                              -------------
                                                                                                 34,808,945

Telecommunications (22.4%)
-----------------------------------------------------------------------------------------------------------
         27,600  ALLTEL Corp.                                                                     1,519,104
         82,200  American Tower Corp. Class A (NON)                                               1,489,464
         62,047  CenturyTel, Inc.                                                                 2,022,732
        288,000  China Mobile, Ltd. (Hong Kong)                                                     902,839
      2,654,000  China Telecom Corp., Ltd. (China)                                                  986,820
      1,176,000  China Unicom, Ltd. (Hong Kong)                                                     957,458
        222,616  Deutsche Telekom AG (Germany) (NON)                                              4,813,716
         30,550  Fastweb (Italy) (NON)                                                            1,479,669
        248,832  France Telecom SA (France)                                                       7,806,566
         37,911  France Telecom SA 144A (France)                                                  1,189,376
        186,860  Hellenic Telecommunication Organization
                 (OTE) SA (Greece)                                                                3,331,809
        997,000  Hutchinson Telecommunications
                 International, Ltd. (Cayman Islands)
                 (NON)                                                                              894,812
             78  KDDI Corp. (Japan)                                                                 398,898
        705,185  Koninklijke (Royal) KPN NV (Netherlands)                                         6,774,048
         70,000  Koninklijke (Royal) KPN NV 144A
                 (Netherlands)                                                                      672,424
         57,760  KT Freetel Co., Ltd. (South Korea)                                               1,267,902
         42,910  Maroc Telecom 144A (Casablanca Stock
                 Exchange) (Morocco) (NON) (F)                                                      436,805
         60,070  Maroc Telecom 144A (Paris Stock
                 Exchange) (Morocco) (NON)                                                          611,486
        270,006  Nextel Communications, Inc. Class A
                 (NON)                                                                            7,746,472
         25,900  Nextel Partners, Inc. (NON)                                                        515,151
            780  Nippon Telegraph & Telephone (NTT) Corp.
                 (Japan)                                                                          3,295,244
          2,032  NTT DoCoMo, Inc. (Japan)                                                         3,535,963
        278,600  Sprint Corp. (FON Group) (S)                                                     6,639,038
        695,000  StarHub Ltd. (Singapore) (NON)                                                     552,160
        676,154  Telecom Corp. of New Zealand, Ltd. (New
                 Zealand)                                                                         2,960,976
      3,069,513  Telecom Italia SpA (Italy)                                                      12,162,442
        826,537  Telefonica SA (Spain)                                                           15,039,224
         24,142  Telefonos de Mexico SA de CV (Telmex)
                 ADR Ser. L (Mexico)                                                                899,290
        123,367  Telekom Austria AG (Austria)                                                     2,315,470
         27,200  Telekom Austria AG 144A (Austria)                                                  510,516
        121,800  Telenor ASA (Norway)                                                             1,121,918
        231,300  Telia AB 144A (Sweden)                                                           1,311,363
     11,465,256  Vodafone Group PLC (United Kingdom)                                             29,622,587
                                                                                              -------------
                                                                                                125,783,742

Telephone (0.8%)
-----------------------------------------------------------------------------------------------------------
      2,498,000  China Netcom Group Corp. Hong Kong, Ltd.
                 (Hong Kong) (NON)                                                                3,603,162
         90,567  Eesti Telekom (Estonia)                                                            886,518
                                                                                              -------------
                                                                                                  4,489,680

Water Utilities (0.7%)
-----------------------------------------------------------------------------------------------------------
        150,843  Aqua America, Inc.                                                               3,624,757
        100,380  Southwest Water Co.                                                              1,336,058
                                                                                              -------------
                                                                                                  4,960,815
                                                                                              -------------
                 Total Common stocks  (cost $386,665,919)                                      $497,724,642

Corporate bonds and notes (8.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Electric Utilities (3.3%)
-----------------------------------------------------------------------------------------------------------
       $810,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                      $845,546
        165,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                         172,270
        510,000  Arizona Public Services Co. notes 6
                 1/2s, 2012                                                                         569,125
         50,000  CenterPoint Energy Houston Electric LLC
                 general ref. mtge. Ser. M2, 5 3/4s, 2014                                            53,332
         95,000  Cleveland Electric Illuminating Co.
                 (The) sec. notes Ser. D, 7.43s, 2009                                               107,343
        430,000  Connecticut Light & Power Co. 1st mtge.
                 Ser. D, 7 7/8s, 2024                                                               564,863
        585,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         608,583
         50,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                                  51,217
      1,115,000  Dominion Resources, Inc. sr. notes 8
                 1/8s, 2010                                                                       1,307,111
        300,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   325,348
        650,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                         659,033
        275,000  Duquesne Light Co. 1st mtge. Ser. O,
                 6.7s, 2012                                                                         308,462
        525,000  Entergy Arkansas Inc. 1st mtge. 5.4s,
                 2018                                                                               526,287
        860,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011                                                                        969,678
        895,000  FirstEnergy Corp. notes Ser. B, 6.45s,
                 2011                                                                               971,258
        645,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                        714,654
        320,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         339,327
        465,000  Florida Power Corp. 1st mtge. 5.9s, 2033                                           498,457
        155,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   167,211
        100,000  Kansas Gas & Electric 1st mtge. 6.2s,
                 2006                                                                               102,464
        195,000  Monongahela Power Co. 1st mtge. 5s, 2006                                           197,770
         72,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                 83,160
        325,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                       325,813
        140,000  New York State Electric & Gas Corp.
                 bonds 5 3/4s, 2023                                                                 146,600
        740,000  Niagara Mohawk Power Corp. sr. notes
                 Ser. G, 7 3/4s, 2008                                                               831,005
         10,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                        11,729
        390,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         477,854
        410,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2015                                                                         454,979
        355,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                         392,866
        665,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                        718,594
        845,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         848,815
         70,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                                74,016
        470,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                            487,518
        188,672  Power Receivable Finance, LLC 144A sr.
                 notes 6.29s, 2012                                                                  197,541
         10,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       10,937
         50,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                    50,494
        240,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                             256,441
        610,000  Public Service Electric & Gas Co. secd.
                 notes 5s, 2014                                                                     621,385
        248,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         273,660
        185,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                               206,119
        275,000  Southern Power Co. sr. notes Ser. D, 4
                 7/8s, 2015                                                                         272,133
        260,000  Tampa Electric Co. notes 6 7/8s, 2012                                              294,608
        815,000  TransAlta Corp. notes 6 3/4s, 2012
                 (Canada)                                                                           897,775
        245,000  Western Energy, Inc. sr. notes Ser. *, 7
                 1/8s, 2009                                                                         267,835
        225,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         243,145
        195,000  Wisconsin Electric Power notes 4 1/2s,
                 2013                                                                               194,534
                                                                                              -------------
                                                                                                 18,698,895

Natural Gas Utilities (0.2%)
-----------------------------------------------------------------------------------------------------------
         70,000  Atmos Energy Corp. notes 4.95s, 2014                                                69,707
        120,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                       139,140
        170,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         197,872
        260,000  National Fuel Gas Co. notes 5 1/4s, 2013                                           265,840
        240,000  Texas Eastern Transmission LP sr. notes
                 7s, 2032                                                                           284,154
                                                                                              -------------
                                                                                                    956,713

Oil & Gas (0.1%)
-----------------------------------------------------------------------------------------------------------
        240,000  Canadian Natural Resources, Ltd. sr.
                 notes 5.45s, 2012 (Canada)                                                         252,434
         15,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                          16,890
        430,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                                 434,504
        115,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                         118,064
                                                                                              -------------
                                                                                                    821,892

Power Producers (0.3%)
-----------------------------------------------------------------------------------------------------------
        975,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       1,216,313
         55,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                            60,240
        120,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                           122,567
         35,000  Southern California Edison Co. 1st.
                 mtge. 5s, 2016                                                                      35,311
                                                                                              -------------
                                                                                                  1,434,431

Regional Bells (1.0%)
-----------------------------------------------------------------------------------------------------------
        250,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              265,893
        390,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                               449,812
        915,000  BellSouth Corp. bonds 5.2s, 2014                                                   935,517
         25,000  Michigan Bell Telephone Co. debs. 7.85s,
                 2022                                                                                30,120
        360,000  SBC Communications, Inc. notes 5.1s,
                 2014                                                                               362,592
        360,000  SBC Communications, Inc. notes 4 1/8s,
                 2009                                                                               357,432
        570,000  Telus Corp. notes 8s, 2011 (Canada)                                                674,475
        105,000  Verizon Global Funding Corp. notes 7
                 3/4s, 2030                                                                         132,744
      2,095,000  Verizon New England Inc. sr. notes 6
                 1/2s, 2011                                                                       2,306,683
         55,000  Verzon New Jersey, Inc. debs. 8s, 2022                                              68,116
                                                                                              -------------
                                                                                                  5,583,384

Telecommunications (2.9%)
-----------------------------------------------------------------------------------------------------------
        460,000  AT&T Wireless Services, Inc. notes 8
                 1/8s, 2012                                                                         555,614
        160,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                         220,065
      1,740,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                       2,045,720
      1,540,000  British Telecommunications PLC notes 8
                 3/8s, 2010 (United Kingdom)                                                      1,838,325
        410,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                                486,613
      1,625,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                    2,191,491
        195,000  Deutsche Telekom International Finance
                 BV notes 5 1/4s, 2013 (Netherlands)                                                201,127
        490,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                           681,225
      1,250,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                         1,491,676
        105,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                   139,487
        380,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8s, 2010 (Netherlands)                                                       446,073
      1,805,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                       2,085,659
      1,220,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                       1,364,326
         45,000  Sprint Capital Corp. notes 8 3/8s, 2012                                             54,526
        770,000  Telecom Italia Capital SA company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                                 817,058
         70,000  Telecom Italia Capital SA company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                                  71,306
        245,000  Telecom Italia Capital SA 144A company
                 guaranty 4s, 2010 (Luxembourg)                                                     238,885
        105,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                               113,812
         75,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                    99,319
      1,085,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                 1,251,929
                                                                                              -------------
                                                                                                 16,394,236

Telephone (0.8%)
-----------------------------------------------------------------------------------------------------------
      2,305,000  New England Telephone & Telegraph Co.
                 debs. 7 7/8s, 2029                                                               2,851,960
        325,000  Telefonica Europe BV company guaranty 8
                 1/4s, 2030 (Netherlands)                                                           447,610
        950,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                         1,106,992
                                                                                              -------------
                                                                                                  4,406,562
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $45,590,422)                            $48,296,113

Warrants  (0.6%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                          Expiration date           Value
-----------------------------------------------------------------------------------------------------------
        434,578  Hanaro Telecom Structured Exercise Call
                 Warrants 144A (South Korea) (issued by
                 UBS AG)                                                          9/15/2005      $1,519,963
         42,989  Korea Telecom Co. Structured Exercise
                 Call Warrants (issued by UBS AG) (Korea)                         1/13/2006       1,751,015
            896  SK Telecom Co., Ltd. 144A Structured
                 Exercise Call Warrants (issued by UBS
                 AG) (South Korea)                                                7/15/2005         156,472
                                                                                              -------------
                 Total Warrants  (cost $3,250,410)                                               $3,427,450

Short-term investments (19.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $99,183,834  Short-term investments held as collateral for loaned securities with yields ranging from
                 2.29% to 2.65% and due dates ranging from
                 February 1, 2005 to March 22, 2005. (d)                                        $99,134,105
      8,192,306  Putnam Prime Money Market Fund (e)                                               8,192,305
                                                                                              -------------
                 Total Short-term investments  (cost $107,326,410)                             $107,326,410
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $542,833,161)(b)                                      $656,774,615
-----------------------------------------------------------------------------------------------------------





Forward currency contracts to buy at January 31, 2005 (Unaudited)
(aggregate face value $8,235,297)

                                                                Aggregate        Delivery        Unrealized
                                                Value          face value            date      depreciation
-----------------------------------------------------------------------------------------------------------
Australian Dollar                            $204,873            $205,872         4/20/05             $(999)
Canadian Dollar                             1,625,757           1,658,373         4/20/05           (32,616)
Danish Krone                                  342,371             349,293         3/16/05            (6,922)
Euro                                        1,831,778           1,866,053         3/16/05           (34,275)
Japanese Yen                                1,554,135           1,573,896         5/18/05           (19,761)
Norwegian Krone                               677,607             698,932         3/16/05           (21,325)
Swedish Krona                                 290,579             302,105         3/16/05           (11,526)
Swiss Franc                                 1,506,781           1,580,773         3/16/05           (73,992)
-----------------------------------------------------------------------------------------------------------
                                                                                                  $(201,416)
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to sell at January 31, 2005 (Unaudited)
(aggregate face value $37,549,612)

                                                                                                 Unrealized
                                                                Aggregate        Delivery     appreciation/
                                                Value          face value            date    (depreciation)
-----------------------------------------------------------------------------------------------------------
British Pound                              $3,258,611          $3,299,061         3/16/05           $40,450
Canadian Dollar                             4,177,075           4,362,471         4/20/05           185,396
Euro                                       23,958,266          24,316,297         3/16/05           358,031
Hong Kong Dollar                            3,390,861           3,394,474         5/18/05             3,613
Mexican Peso                                   25,992              25,583         4/20/05              (409)
New Zealand Dollar                          2,136,394           2,151,726         4/20/05            15,332
-----------------------------------------------------------------------------------------------------------
                                                                                                   $602,413
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at January 31, 2005 (Unaudited)

                                                                                                 Unrealized
                                                                Aggregate      Expiration     appreciation/
                                                Value          face value            date    (depreciation)
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bond 30 yr (Long)            $3,215,625          $3,176,286          Mar-05           $39,339
U.S. Treasury Bond 10 yr (Long)             2,357,578           2,347,689          Mar-05             9,889
U.S. Treasury Note 5 yr (Short)            10,051,000          10,046,816          Mar-05            (4,184)
-----------------------------------------------------------------------------------------------------------
                                                                                                    $45,044
-----------------------------------------------------------------------------------------------------------


Credit default contracts outstanding at January 31, 2005 (Unaudited)

                                                                                 Notional        Unrealized
                                                                                   amount      appreciation
-----------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International effective July
01, 2004, maturing on July 1, 2007, to receive a premium
equal to 1.4413% times the notional amount.  Upon a credit
default event of  Consolidated Natural Gas, 6.625%, December
12, 2008, the fund makes a payment of the proportional
notional amount times the difference between the par value
and the then-market value of  Consolidated Natural Gas,
6.625%, December 12, 2008.                                                       $135,000            $1,251
-----------------------------------------------------------------------------------------------------------



      NOTES

  (a) Percentages indicated are based on net assets of $561,094,016.

  (b) The aggregate identified cost on a tax basis is $544,393,738, resulting in gross unrealized appreciation and depreciation of $123,540,316 and $11,159,439, respectively, or net unrealized appreciation of $112,380,877.

(NON) Non-income-producing security.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $95,926,612. The fund received cash collateral of $99,134,105 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $55,278 for the period ended January 31, 2005.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at January 31, 2005.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005